SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Accounting Policies [Line Items]
Percentage Of Recognized Contractual Revenue	100.00%
Integrated Solutions Contracts Range Minimum	6 months
Integrated Solutions Contracts Range Maximum	5 years
Increased (Decreased) in net income	$ 17,169	$ 5,440
Increased (Decreased) net income per share basic	$ 0.28	$ 0.09
Increased (Decreased) net income per share diluted	$ 0.28	$ 0.09
Service [Member]
Accounting Policies [Line Items]
Increased (Decreased) in net income	$ 3,923	$ 5,585
Increased (Decreased) net income per share basic	$ 0.06	$ 0.09
Increased (Decreased) net income per share diluted	$ 0.06	$ 0.09
Malaysia [Member]
Accounting Policies [Line Items]
Deposits Assets	$ 8,310		$ 4,261
Singapore [Member]
Accounting Policies [Line Items]
Deposits Assets	4,278		4,293
PRC [Member]
Accounting Policies [Line Items]
Deposits Assets	$ 22,181		$ 40,254
Minimum [Member]
Accounting Policies [Line Items]
Contract Period	6 months
Minimum [Member] | Investments In Equity Investees And Equity Securities [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Minimum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	49 years
Maximum [Member]
Accounting Policies [Line Items]
Contract Period	3 years
Maximum [Member] | Investments In Equity Investees And Equity Securities [Member]
Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	50.00%
Maximum [Member] | Use Rights [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	88 years